Salaries and other employee expenses (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of employee benefits [Abstract]
Disclosure of employee benefits [text block]
	December 31, 2017	December 31, 2016	December 31, 2015
Wages and salaries	16,191	16,132	15,500
Payroll taxes	2,629	2,244	2,264
Personnel benefits	5,442	3,090	8,613
Share–based payments	3,391	3,730	4,058
Total	27,653	25,196	30,435